PRINCIPLES OF CONSOLIDATION / COMBINATION	6 Months Ended
Jun. 30, 2011
PRINCIPLES OF CONSOLIDATION / COMBINATION [Text Block]
NOTE 4	PRINCIPLES OF CONSOLIDATION / COMBINATION

The accompanying unaudited condensed consolidated financial statements for the three months ended March 31, 2011 include the financial statements of China Shesays, its wholly owned subsidiaries, Perfect Support and Chengdu Boan and the contractually controlled affiliate, Sichuan Shesays and its wholly owned subsidiaries, Leshan Jiazhou Shesays , Zigong Shesays and 80% owned subsidiary, Yibin Shesays, The noncontrolling interests represent the noncontrolling stockholders’ 20% proportionate share of the results of Yibin Shesays.

The accompanying unaudited condensed combined financial statements for the three months ended March 31, 2010 include the financial statements of China Shesays and its contractually controlled affiliate, Sichuan Shesays for the three months ended March 31, 2010.

All significant inter-company balances and transactions have been eliminated in consolidation / combination.